Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans receivable	$ 26,368	$ 25,900	$ 19,389
Securities available for sale:
Mortgage-backed and related	57	58	116
Other marketable	1,103	1,289	1,881
Cash equivalents	140	96	63
Other	12	6	4
Total interest income	27,680	27,349	21,453
Interest expense:
Deposits	1,470	1,002	934
Federal Home Loan Bank advances and other borrowings	327	591	573
Total interest expense	1,797	1,593	1,507
Net interest income	25,883	25,756	19,946
Provision for loan losses	(523)	(645)	(164)
Net interest income after provision for loan losses	26,406	26,401	20,110
Non-interest income:
Fees and service charges	3,354	3,427	3,316
Loan servicing fees	1,202	1,108	1,046
Gain on sales of loans	2,138	2,618	1,964
Other	960	1,048	1,327
Total non-interest income	7,654	8,201	7,653
Non-interest expense:
Compensation and benefits	15,007	14,764	13,733
(Gains) losses on real estate owned	(72)	(596)	218
Occupancy and equipment	4,068	4,041	3,722
Data processing	1,106	1,161	1,020
Professional services	1,285	1,257	1,108
Other	3,860	3,503	3,395
Total non-interest expense	25,254	24,130	23,196
Income before income tax expense	8,806	10,472	4,567
Income tax expense	4,402	4,122	1,611
Net income	4,404	6,350	2,956
Preferred stock dividends	0	0	(108)
Net income available to common shareholders	4,404	6,350	2,848
Other comprehensive (loss) income, net of tax	(137)	(606)	204
Comprehensive income available to common shareholders	$ 4,267	$ 5,744	$ 3,052
Basic earnings per common share (in dollars per share)	$ 1.04	$ 1.52	$ 0.69
Diluted earnings per common share (in dollars per share)	$ 0.90	$ 1.34	$ 0.61